Debt (Subordinated Debt Joint Venture Partners Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Long-term Debt	$ 27,716,999	$ 29,641,863
Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	0.00%
Interest rate paid on unpaid interest	19.50%
Subordinated Debt Joint Ventures Partners Before Amendment [Member]
Debt Instrument [Line Items]
Stated interest rate	20.00%
Minimum [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Stated interest rate	15.00%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 1,555,548	1,564,045
Subordinated Debt [Member] | Subordinated Debt Joint Ventures Partners [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 55,780	$ 64,280